Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Timing
Our Compensation Committee makes equity award grants periodically, including stock option grants to our Named Executive Officers. In addition, new hires may receive stock option grants at the time of their hiring. During 2024, our Compensation Committee did not take into account any material nonpublic information when determining
the timing and terms of equity incentive awards in order to take advantage of a depressed stock price or an anticipated increase in stock price, and we did not time
the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2024, we did not grant stock options to our Named Executive Officers during any period beginning four business days before and ending one business day after the filing or furnishing of a Form
10-Q,
10-K
or
8-K
that discloses material nonpublic
information
.

Award Timing Method	Our Compensation Committee makes equity award grants periodically, including stock option grants to our Named Executive Officers. In addition, new hires may receive stock option grants at the time of their hiring.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During 2024, our Compensation Committee did not take into account any material nonpublic information when determining
the timing and terms of equity incentive awards in order to take advantage of a depressed stock price or an anticipated increase in stock price, and we did not time
the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false